Borrowing costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Borrowing costs [abstract]
Capitalization rate of costs for capitalized interest, property, plant and equipment	4.00%	4.00%
Amount of costs for interest capitalized in ThUS$	$ 4,382	$ 5,406